Operating segments	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Operating Segments
24.	Operating segments:

In prior periods and until the loss of control of the subsidiary Acasti on December 27, 2017, the Corporation had three reportable segments which were the Corporation’s strategic business units, the nutraceutical, the cannabis and the cardiovascular segments. The Corporation’s current reportable segments are the nutraceutical and the cannabis segments. The nutraceutical segment produces and commercializes nutraceutical products and turnkey solutions for primarly omega-3 and hemp-derived ingredients under different delivery forms such as softgels, capsules and liquids. The cannabis oil extraction activities which began in October 2017 represent the cannabis segment.

Information regarding the results of each reportable segment is included below. The cardiovascular results are presented until the loss of control. Performance is measured based on segment income (loss) from operating activities before corporate costs, as included in the internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker, as management believes that such information is the most relevant in evaluating the results of our segments relative to other entities that operate within these industries. As a result, our segment reporting now presents segment income (loss) from operating activities before corporate costs, in order to better reflect the performance of each segment that are reviewed by the Chief Operating Decision Maker. The comparative period has been recast accordingly.

The Sherbrooke facility has been repurposed from the krill oil activities and is now used for the extraction, purification and formulation of cannabis oil extracts and is presented under the cannabis segment information.

(a)	Information about reportable segments:

Year ended March 31, 2019:

	Nutraceutical	Cannabis	Corporate	Total

Revenue from external sales and royalties	$24,429,592	$12,450		$24,442,042
Gross margin	7,601,998	12,450		7,614,448

Research and development expenses net of credits and grants	(488,152)	(6,723,401)		(7,211,553)
Selling, general and administrative expenses	(4,524,704)	(1,846,031)		(6,370,735)
Segment income (loss) from operating activities before corporate expenses	2,589,142	(8,556,982)		(5,967,840)

Unallocated costs:
Corporate general and administrative expenses			$(8,914,981)	(8,914,981)
Litigation provisions			(7,930,383)	(7,930,383)
Net finance costs			(208,484)	(208,484)
Income tax expense			(170,011)	(170,011)
Net loss				(23,191,699)

Depreciation and amortization	(718,519)	(2,125,727)	(212,076)	(3,056,322)
Stock-based compensation	(492,133)	(1,046,415)	(2,173,867)	(3,712,415)
Reportable segment assets	21,007,447	50,980,849	18,232,279	90,220,575
Reportable segment goodwill	6,750,626	—	—	6,750,626
Reportable segment liabilities	7,330,354	3,150,146	10,755,149	21,235,649

Year ended March 31, 2018:

					Inter-segment
	Nutraceutical	Cannabis	Cardiovascular	Corporate	eliminations	Total

Revenue from external sales and royalties	$27,645,582	$—	$—		$—	$27,645,582
Gross margin	6,324,292	—	—		—	6,324,292

Research and development expenses net of tax credits and grants	(2,732,015)	(2,969,553)	(9,591,506)		1,742,121	(13,550,953)
Selling, general and administrative expenses	(5,204,319)	(596,670)	(2,761,478)		—	(8,562,467)
Net gain on sale of assets	23,702,312	—	—		—	23,702,312
Segment income (loss) from operating activities before corporate expenses	22,090,270	(3,566,223)	(12,352,984)		1,742,121	7,913,184

Gain on loss of control of subsidiary	—	—	—	$8,783,613	—	8,783,613

Unallocated costs:
Corporate general and administrative expenses				(6,742,453)		(6,742,453)
Net finance costs				(2,255,161)		(2,255,161)
Income tax recovery				1,640,200		1,640,200
Net income						9,339,383

Depreciation and amortization	(1,816,815)	(1,054,170)	(2,005,019)	(407,999)	1,742,121	(3,541,882)
Stock-based compensation	(316,982)	(251,763)	(660,611)	(1,054,400)	—	(2,283,756)
Reportable segment assets	24,411,935	42,014,975	6,585,740	25,584,304	—	98,596,954
Reportable segment goodwill	6,750,626	—	—	—	—	6,750,626
Reportable segment liabilities	8,478,770	1,070,299	—	2,514,115	—	12,063,184

(b)	Geographic information:

Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31, 2019			March 31, 2018
	Nutraceutical	Royalties	Total revenues	Nutraceutical	Royalties	Total revenues

Canada	$8,606,834	$25,210	$8,632,044	$11,531,677	$425,853	$11,957,530
United States	12,513,336	1,253,816	13,767,152	12,275,503	1,051,260	13,326,763
Other countries	2,042,846	—	2,042,846	2,361,289	—	2,361,289
	$23,163,016	$1,279,026	$24,442,042	$26,168,469	$1,477,113	$27,645,582

The Corporation’s property, plant and equipment and intangible assets are mainly located in Canada.

(c)	Information about major customers:

During the year ended March 31, 2019, the Corporation realized revenues from the nutraceutical segment amounting to $5,108,976 from one customer accounting for 20.90% of consolidated revenues.

During the year ended March 31, 2018, the Corporation realized revenues from the nutraceutical segment amounting to $,4,529,350 from one customer accounting for 17.26% of consolidated revenues.